Registration Nos. 333-17217
                                                                       811-07953

     As filed with the Securities and Exchange Commission on March 29, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /x/
      Pre-Effective Amendment No.                                        / /
      Post-Effective Amendment No. 29                                    /x/
                                 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /x/
      Amendment No. 31                                                   /x/
                        (Check appropriate box or boxes)

                                EQ ADVISORS TRUST
                              (formerly 787 Trust)
               (Exact name of registrant as specified in charter)

                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (Address of principal executive offices)

       Registrant's Telephone Number, including area code: (212) 554-1234

                  PETER D. NORIS, EXECUTIVE VICE PRESIDENT AND
                            CHIEF INVESTMENT OFFICER
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                     (Name and address of agent for service)

                  Please send copies of all communications to:

                              ARTHUR J. BROWN, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                   1800 MASSACHUSETTS AVENUE, N.W., 2ND FLOOR
                           WASHINGTON, D.C. 20036-1800

            Approximate date of proposed public offering: MAY 1, 2004

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on April 29, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EQ ADVISORS TRUST
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

     Cover Sheet

     Contents of Registration Statement

     Class IA and Class IB Prospectuses and Statement of Additional Information of EQ Advisors Trust for the EQ/MONY Portfolios, incorporated by reference from Registrant's Post-Effective Amendment No. 27 (File No. 333-17217), as filed with the Securities and Exchange Commission on January 15, 2004 (Accession No. 0000898432-04-000045).

     Part C - Other Information

     Signature Page

This filing is being made to extend the date of effectiveness of Registrant's Post-Effective Amendment No. 27 to April 29, 2004. The Post-Effective Amendment originally requested effectiveness as of March 30, 2004. Registrant is extending effectiveness of the Post-Effective Amendment in order to incorporate comments provided to its manager by the staff of the Securities and Exchange Commission.

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1)         Agreement and Declaration of Trust.(1)

(a)(2)         Amended and Restated Agreement and Declaration of Trust.(2)

(a)(2)(i) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.(17)

(a)(2)(ii) Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.(23)

(a)(3)         Certificate of Trust.(1)

(a)(4)         Certificate of Amendment to the Certificate of Trust.(2)

(b)(1)(i)      By-Laws.(1)

(c)(1)(ii)     None, other than Exhibits (a)(2) and (b)(1)(i).

(d)            INVESTMENT ADVISORY CONTRACTS

(d)(1)(i)      Investment   Management   Agreement  between  EQ  Advisors  Trust
               ("Trust") and EQ Financial Consultants, Inc. ("EQFC") dated April 14, 1997.(4)

(d)(1)(ii) Amendment No. 1, dated December 9, 1997, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.(7)

(d)(1)(iii) Amendment No. 2, dated as of December 31, 1998, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.(11)

(d)(1)(iv) Form of Amendment No. 3, dated as of April 30, 1999, to Investment Management Agreement between the Trust and EQFC.(11)

(d)(1)(v) Form of Amendment No. 4, dated as of August 30, 1999, to Investment Management Agreement between the Trust and EQFC.(12)

(d)(1)(vi) Amended and Restated Investment Management Agreement, dated as of May 1, 2000, between the Trust and The Equitable Life Assurance Society of the United States ("Equitable").(15)

(d)(1)(vii) Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.(17)

(d)(1)(viii)   Amendment  No. 2, dated as of September  1, 2001,  to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.(20)

(d)(1)(ix) Amendment No. 3, dated as of November 22, 2002 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.(23)

(d)(1)(x) Amendment No. 4, dated as of May 2, 2003 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.(26)

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(d)(1)(xi)     Form of  Investment  Management  Agreement  between the Trust and
               Equitable with respect to the Capital Appreciation Portfolio, Deep Value Portfolio, Equity Growth Portfolio, Equity Income Portfolio I, Equity Income Portfolio II, Equity Portfolio, Global Socially Responsive Portfolio, Growth and Income Portfolio, Growth Portfolio, Mergers and Acquisitions Portfolio, Multi-Cap Growth Portfolio, Small Company Growth Portfolio, Small Company
               Value  Portfolio,   International  Growth  Portfolio,  Government
               Securities  Portfolio,  High-Yield Bond  Portfolio,  Intermediate
               Term Bond Portfolio, Long Term Bond Portfolio, Money Market Portfolio, Short Duration Bond Portfolio, Total Return Portfolio, Diversified Portfolio and Managed Portfolio (collectively, the EQ/MONY Portfolios").(25)

(d)(2) Investment Advisory Agreement between EQFC and T. Rowe Price Associates, Inc. dated April 1997.(4)

(d)(3) Investment Advisory Agreement between EQFC and Rowe Price-Fleming International, Inc. dated April 1997.(4)

(d)(3)(i) Investment Advisory Agreement between Equitable and T. Rowe Price International, Inc. dated August 8, 2000.(17)

(d)(4) Investment Advisory Agreement between EQFC and Putnam Investment Management, Inc. dated April 28, 1997.(4)

(d)(4)(i) Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Putnam Investment Management, Inc. dated April 28, 1997.(20)

(d)(4)(ii)     Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Putnam Investment Management, Inc. dated August 1, 2002.(23)

(d)(4)(iii)    Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Putnam Investment Management, LLC ("Putnam") dated July 31, 2003.(26)

(d)(4)(iv) Amendment No. 1, dated as of December 12, 2003, to Investment Advisory Agreement between Equitable and Putnam dated July 31, 2003.(26)

(d)(5)(i) Investment Advisory Agreement between EQFC and Massachusetts Financial Services Company ("MFS") dated April 1997.(4)

(d)(5)(ii) Amendment No. 1, dated as of December 31, 1998, to Investment Advisory Agreement by and between EQFC and MFS dated April 1997.(11)

(d)(5)(iii) Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement between Equitable and MFS dated April 1997.(14)

(d)(5)(iv)     Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and MFS (dba MFS Investment Management) ("MFSIM") dated July 10, 2002.(23)

(d)(5)(v) Amendment No. 1 dated November 22, 2002, to the Amended and Restated Investment Advisory Agreement between Equitable and MFSIM dated July 10, 2002.(23)

(d)(5)(vi) Amendment No. 2, dated August 18, 2003, to the Amended and Restated Investment Advisory Agreement between Equitable and MFSIM dated July 10, 2002.(26)

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(d)(6)         Investment  Advisory  Agreement  between EQFC and Morgan  Stanley
               Asset Management Inc. ("Morgan Stanley") dated April 1997.(4)

(d)(6)(i) Amendment No. 1, dated as of April 1, 2001, to Investment Advisory Agreement between Equitable and Morgan Stanley dated April 1997.(20)

(d)(6)(ii)     Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Morgan Stanley Investment Management ("MSIM") dated July 10, 2002.(23)

(d)(6)(iii)    Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and MSIM dated July 31, 2003.(26)

(d)(7) Investment Advisory Agreement between EQFC and Merrill Lynch Asset Management, L.P. dated April 1997.(4)

(d)(7)(i)      Investment   Advisory  Agreement  between  EQFC  and  Fund  Asset
               Management ("FAM") dated May 1, 2000.(17)

(d)(7)(ii) Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and FAM dated May 1, 2000.(20)

(d)(7)(iii)    Amendment  No. 2 dated as of  December  6,  2001,  to  Investment
               Advisory  Agreement  between  Equitable  and  FAM  dated  May  1,
               2000.(21)

(d)(7)(iv) Amendment No. 3, dated as of August 18, 2003, to Investment Advisory Agreement between Equitable and FAM dated December 6, 2001.(26)

(d)(7)(v) Investment Advisory Agreement between Equitable and Merrill Lynch Investment Managers International Limited dated December 12, 2003 with respect to the EQ/Mercury International Value Portfolio.(26)

(d)(8) Investment Advisory Agreement between EQFC and Lazard Freres & Co. LLC ("Lazard") dated December 9, 1997.(7)

(d)(8)(i) Amendment No. 1, dated as of March 1, 2001, to Investment Advisory Agreement between Equitable and Lazard dated December 9, 1997.(20)

(d)(8)(ii)     Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Lazard (dba Lazard Asset Management) dated July 10, 2002.(23)

(d)(8)(iii)    Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Lazard dated July 31, 2003.(26)

(d)(8)(iv)     Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Lazard Asset Management LLC. dated August 18, 2003.(26)

(d)(9)         Investment  Advisory  Agreement  between  EQFC  and  J.P.  Morgan
               Investment Management, Inc. ("J. P. Morgan") dated December 9, 1997.(7)

(d)(9)(i)      Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and J.P. Morgan dated July 10, 2002.(23)

(d)(9)(ii)     Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and J.P. Morgan dated July 31, 2003.(26)

(d)(10) Investment Advisory Agreement between EQFC and Credit Suisse Asset Management, LLC dated as of July 1, 1999.(12)

(d)(11) Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp. dated as of December 31, 1998.(11)

(d)(11)(i) Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Evergreen Asset Management Corp. dated as of December 31, 1998.(21)

(d)(11)(ii)    Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable   and   Evergreen    Investment    Management   Company
               ("Evergreen") dated as of July 31, 2003.(26)

(d)(12)(i) Form of Investment Advisory Agreement between EQFC and Alliance Capital Management L.P. ("Alliance") dated as of May 1, 1999.(11)

(d)(12)(ii) Amendment No. 1, dated as of October 18, 1999, to Investment Advisory Agreement by and between EQFC and Alliance dated as of May 1, 1999.(14)

(d)(12)(iii)   Amendment No. 2, dated as of May 1, 2000, to Investment  Advisory
               Agreement by and between  Equitable and Alliance  dated as of May
               1, 1999.(15)

(d)(12)(iv) Amendment No. 3, dated as of March 1, 2001, to Investment Advisory Agreement by and between Equitable and Alliance dated as of May 1, 1999.(20)

(d)(12)(v) Amendment No. 4, dated as of May 21, 2001, to Investment Advisory Agreement by and between Equitable and Alliance dated May 1, 1999.(20)

(d)(12)(vi)    Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Alliance dated as of December 5, 2001.(21)

(d)(12)(vii)   Amendment  No.  1 dated  November  22,  2002 to the  Amended  and
               Restated  Investment  Advisory  Agreement  between  Equitable and
               Alliance dated December 5, 2001.(23)

(d)(12)(viii)  Interim  Investment  Advisory  Agreement  between  Equitable  and
               Alliance with respect to EQ/Small Company Index Portfolio and EQ/International Equity Index Portfolio dated January 2, 2003.(23)

(d)(12)(ix) Investment Advisory Agreement between Equitable and Alliance dated May 1, 2003 with respect to the EQ/Small Company Index Portfolio.(26)

(d)(12)(x) Amendment No. 2, dated August 18, 2003, to the Amended and Restated Investment Advisory Agreement between Equitable and Alliance dated December 5, 2001.(26)

(d)(12)(xi) Amendment No. 3, dated December 12, 2003, to the Amended and Restated Investment Advisory Agreement between Equitable and Alliance dated December 5, 2001.(26)

(d)(13) Investment Advisory Agreement between EQFC and Capital Guardian Trust Company ("Capital Guardian") dated as of May 1, 1999.(11)

(d)(13)(i) Amendment No. 1, dated as of May 1, 2000, to Investment Advisory Agreement between Equitable and Capital Guardian dated May 1, 1999.(15)

(d)(13)(ii)    Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Capital Guardian dated November 22, 2002.(23)

(d)(13)(iii)   Amendment  No. 1, dated as of August 18, 2003, to the Amended and
               Restated  Investment  Advisory  Agreement  between  Equitable and
               Capital Guardian dated as of November 22, 2002.(26)

(d)(14)        Investment  Advisory  Agreement  between  EQFC and Calvert  Asset
               Management Company, Inc. ("Calvert") dated as of August 30, 1999.(12)

(d)(14)(i)     Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Calvert dated July 10, 2002.(23)

(d)(14)(ii)    Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Calvert dated as of July 31, 2003.(26)

(d)(15) Investment Advisory Agreement between EQFC and Brown Capital Management ("Brown") dated as of August 30, 1999.(12)

(d)(15)(i)     Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Brown dated as of July 10, 2002.(23)

(d)(15)(ii)    Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Brown dated as of July 31, 2003.(26)

(d)(16) Investment Advisory Agreement between EQFC and Bankers Trust Company dated as of December 9, 1997.(7)

(d)(16)(i)     Amended  and  Restated   Investment  Advisory  Agreement  between
               Equitable and Deutsche Asset Management, Inc. ("Deutsche") dated as of July 10, 2002.(23)

(d)(17)        Investment   Advisory   Agreement  among  Equitable,   Prudential
               Investments Fund Management LLC and Jennison Associates LLC dated as of May 12, 2000.(16)

(d)(17)(i) Investment Advisory Agreement between Equitable and Jennison dated as of July 10, 2002.(23)

(d)(18) Investment Advisory Agreement between Equitable and American Express Financial Corporation dated as of September 1, 2000.(17)

(d)(19) Investment Advisory Agreement between Equitable and Fidelity Management & Research Company ("Fidelity") dated as of July 24, 2000.(17)

(d)(19)(i) Amendment No. 1 dated as of November 1, 2002, to Investment Advisory Agreement between Equitable and Fidelity dated July 24, 2000.(23)

(d)(20) Investment Advisory Agreement between Equitable and Janus Capital Corporation dated as of September 1, 2000.(17)

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(d)(20)(i)     Amendment  No.  1 dated  as of  January  2,  2002  to  Investment
               Advisory   Agreement   between   Equitable   and  Janus   Capital
               Corporation dated as of September 1, 2000.(21)

(d)(20)(ii) Investment Advisory Agreement between Equitable and Janus Capital Management LLC dated as of April 3, 2002.(22)

(d)(21)        Investment  Advisory  Agreement  between  Equitable and Provident
               Investment  Counsel   ("Provident")   dated  as  of  February  1,
               2001.(18)

(d)(22) Investment Advisory Agreement between Equitable and Marsico Capital Management, LLC, ("Marsico") dated as of February 1, 2001.(18)

(d)(22)(i) Amendment No. 1, dated as of September 1, 2001, to the Investment Advisory Agreement between Equitable and Marsico dated as of February 1, 2001.(20)

(d)(22)(ii) Amendment No. 2, dated as of August 18, 2003, dated as of August 18, 2003, to the Investment Advisory Agreement between Equitable and Marsico dated September 1, 2001.(26)

(d)(23)        Investment  Advisory  Agreement  between  Equitable  and  Pacific
               Investment Management Company LLC ("PIMCO") dated July 15, 2002.(23)

(d)(24) Investment Advisory Agreement between Equitable and Dresdner RCM Global Investors LLC ("Dresdner") dated December 12, 2003.(26)

(d)(25)        Investment  Advisory  Agreement  between  Equitable and Firsthand
               Capital  Management,   Inc.   ("Firsthand")  dated  December  12,
               2003.(26)

(d)(26) Investment Advisory Agreement between Equitable and Wellington Management Company, LLP ("Wellington Management") dated December 12, 2003.(26)

(d)(27) Form of Investment Advisory Agreement between Equitable and Advisers to the EQ/MONY Portfolios.(25)

(e)            Underwriting Contracts

(e)(1)(i) Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(4)

(e)(1)(ii) Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(7)

(e)(1)(iii)    Amendment   No.  2,  dated  as  of  December  31,  1998,  to  the
               Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(11)

(e)(1)(iv) Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(11)

(e)(1)(v) Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(14)

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(e)(1)(vi)     Amendment  No. 5,  dated as of May 1, 2000,  to the  Distribution
               Agreement   between  the  Trust  and  AXA  Advisors,   LLC  ("AXA
               Advisors") with respect to the Class IA shares dated April 14, 1997.(14)

(e)(1)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.(17)

(e)(1)(viii)   Amendment   No.  7,  dated  as  of  September  1,  2001,  to  the
               Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.(20)

(e)(2)(i) Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(4)

(e)(2)(ii) Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(7)

(e)(2)(iii)    Amendment   No.  2,  dated  as  of  December  31,  1998,  to  the
               Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(iv) Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(v) Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(14)

(e)(2)(vi) Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(14)

(e)(2)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(17)

(e)(2)(viii)   Amendment   No.  7,  dated  as  of  September  1,  2001,  to  the
               Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(20)

(e)(3)(i)      Distribution   Agreement   between   the  Trust   and   Equitable
               Distributors, Inc. ("EDI") with respect to the Class IA shares dated April 14, 1997.(4)

(e)(3)(ii) Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(7)

(e)(3)(iii)    Amendment   No.  2,  dated  as  of  December  31,  1998,  to  the
               Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(iv) Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(v) Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(14)

(e)(3)(vi) Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(14)

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(e)(3)(vii)    Revised  Amendment  No. 6, dated as of September 1, 2000,  to the
               Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(17)

(e)(3)(viii)   Amendment   No.  7,  dated  as  of  September  1,  2001,  to  the
               Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(20)

(e)(4)(i) Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(4)

(e)(4)(ii) Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(7)

(e)(4)(iii)    Amendment   No.  2,  dated  as  of  December  31,  1998,  to  the
               Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(iv) Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(v) Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(14)

(e)(4)(vi) Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(14)

(e)(4)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares dated as of April 14, 1997.(17)

(e)(4)(viii)   Amendment   No.  7,  dated  as  of  September  1,  2001,  to  the
               Distribution Agreement between the Trust and EDI with respect to Class IB shares dated as of April 14, 1997.(20)

(e)(5)(i) Distribution Agreement dated as of January 2, 2002, between the Trust and AXA Distributors, LLC ("AXA Distributors") with respect to the Class IA shares.(21)

(e)(5)(ii) Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as July 15, 2002 with respect to Class IA shares.(23)

(e)(5)(iii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.(26)

(e)(6)(i)      Distribution  Agreement dated as of January 2, 2002,  between the
               Trust  and  AXA  Distributors   with  respect  to  the  Class  IB
               shares.(21)

(e)(6)(ii) Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.(23)

(e)(6)(iii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.(26)

(e)(7)(i) Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002, with respect to Class IA shares.(23)

(e)(7)(ii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares.(26)

(e)(8)(i) Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002, with respect to Class IB shares.(23)

(e)(8)(ii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares.(26)

(e)(9)(i)      Form of Distribution Agreement between the Trust and AXA Advisors
               with   respect   to  the   Class  IA   shares   of  the   EQ/MONY
               Portfolios.(25)

(e)(9)(ii)     Form of Distribution Agreement between the Trust and AXA Advisors
               with   respect   to  the   Class  IB   shares   of  the   EQ/MONY
               Portfolios.(25)

(e)(9)(iii)    Form  of  Distribution   Agreement  between  the  Trust  and  AXA
               Distributors with respect to the Class IA shares of the EQ/MONY Portfolios.(25)

(e)(9)(iv)     Form  of  Distribution   Agreement  between  the  Trust  and  AXA
               Distributors with respect to the Class IB shares of the EQ/MONY Portfolios.(25)

(f)            Form of Deferred Compensation Plan.(3)

(g)            CUSTODIAN AGREEMENTS

(g)(1)(i) Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997 and Global Custody Rider.(4)

(g)(1)(ii) Amendment No. 1, dated December 9, 1997, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(7_

(g)(1)(iii) Amendment No. 2, dated as of December 31, 1998, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(iv) Form of Amendment No. 3, dated as of April 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(v) Form of Amendment No. 4, dated as of August 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(14)

(g)(1)(vi) Form of Amendment No. 5, dated as of May 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(14)

(g)(1)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 14, 1997.(17)

(g)(1)(viii)   Global  Custody   Agreement  between  the  Trust  and  The  Chase
               Manhattan Bank dated May 1, 2001.(20)

(g)(1)(ix) Amendment No. 1, dated as of September 1, 2001, to the Global Custody Agreement between the Trust and The Chase Manhattan Bank dated May 1, 2001.(21)

(g)(2)(i) Amended and Restated Global Custody Rider to the Domestic Custody Agreement for Mutual Funds between The Chase Manhattan Bank and the Trust dated August 31, 1998.(11)

(g)(3)(i) Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.(22)

(g)(3)(ii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(26)

(h)            OTHER MATERIAL CONTRACTS

(h)(1)(i) Mutual Fund Services Agreement between the Trust and Chase Global Funds Services Company dated April 25, 1997.(4)

(h)(1)(ii) Form of Mutual Fund Services Agreement between the Trust and Equitable dated May 1, 2000.(14)

(h)(2)(i) Amended and Restated Expense Limitation Agreement between the Trust and EQFC dated March 3, 1998.(8)

(h)(2)(ii) Amended and Restated Expense Limitation Agreement by and between EQFC and the Trust dated as of December 31, 1998.(11)

(h)(2)(iii) Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.(11)

(h)(2)(iv) Amendment No. 1, dated as of August 30, 1999, to the Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.(14)

(h)(2)(v) Second Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2000.(14)

(h)(2)(vi)     Revised  Amendment  No.  1 to the  Second  Amended  and  Restated
               Expense Limitation Agreement between Equitable and the Trust dated as of September 1, 2000.(17)

(h)(2)(vii) Third Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2001.(19)

(h)(2)(viii)   Amendment  No. 1, dated as of  September  1,  2001,  to the Third
               Amended  and  Restated  Expense   Limitation   Agreement  between
               Equitable and the Trust dated as of May 1, 2001.(20)

(h)(2)(ix) Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust, dated as of May 1, 2002.(23)

(h)(2)(x) Amendment No. 1, dated as of May 1, 2003 to the Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2002.(26)

(h)(2)(xi) Form of Expense Limitation Agreement between Equitable and the Trust with respect to the EQ/MONY Portfolios.25

(h)(3)(i) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of each series of the Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio dated April 14, 1997.(4)

(h)(3)(ii) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio dated December 9, 1997.(7)

(h)(3)(iii) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the MFS Income with Growth Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio dated December 31, 1998.(11)

(h)(4)(i) Participation Agreement by and among the Trust, Equitable, EDI and EQFC dated April 14, 1997.(4)

(h)(4)(ii) Amendment No. 1, dated December 9, 1997, to the Participation Agreement by and among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(7)

(h)(4)(iii)    Amendment   No.  2,  dated  as  of  December  31,  1998,  to  the
               Participation Agreement by and among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(11)

(h)(4)(iv) Form of Amendment No. 3, dated as of April 30, 1999, to the Participation Agreement among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(11)

(h)(4)(v) Form of Amendment No. 4, dated as of October 18, 1999, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(14)

(h)(4)(vi) Form of Amendment No. 5, dated as of May 1, 2000, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(15)

(h)(4)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(17)

(h)(4)(viii)   Amendment No. 7, dated  September 1, 2001,  to the  Participation
               Agreement among the Trust, Equitable, EDI, and AXA Advisors dated
               April 14, 1997.(20)

(h)(4)(ix) Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors dated as of July 15, 2002.(23)

(h)(4)(x)      Amendment  No. 1, dated May 2, 2003,  to the Amended and Restated
               Participation   Agreement   among  the  Trust,   Equitable,   AXA
               Distributors and AXA Advisors dated July 15, 2002.(26)

(h)(5)         Retirement  Plan  Participation  Agreement dated December 1, 1998
               among  the  Trust,  EQFC,  The  Equitable   Investment  Plan  for
               Employees, Managers and Agents and Equitable.(11)

(h)(5)(i) Form of Amendment No. 1, dated April 30, 1999, to the Retirement Plan Participation Agreement among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents and Equitable.(11)

(h)(5)(ii) Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for Employees, Managers and Agents, and Equitable dated as of July 10, 2002.(23)

(h)(6) License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and the Trust dated April 28, 1997.(4)

(h)(7) Form of Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors with respect to the EQ/MONY Portfolios.(25)

(i)            LEGAL OPINION

(i)(1) Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.(1)

(i)(2) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.(5)

(i)(3) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio.(6)

(i)(4) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, and MFS Growth with Income Portfolio.(9)

(i)(5) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Alliance Premier Growth Portfolio, EQ/Capital Research Portfolio, EQ/Capital U.S. Equities Portfolio and EQ/Capital International Equities Portfolio.(10)

(i)(6) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Balanced Portfolio, Alliance Conservative Investors Portfolio, Alliance Growth Investors Portfolio, Alliance Common Stock Portfolio, Alliance Equity Index Portfolio, Alliance Growth and Income Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Global Portfolio, Alliance International Portfolio and the Calvert Socially Responsible Portfolio.(12)

(i)(7) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Technology Portfolio.(15)

(i)(8)         Opinion  and  Consent of  Dechert  Price & Rhoads  regarding  the legality of the securities registered with respect to the EQ/Putnam Investors Growth Portfolio, the EQ/Putnam Balanced Portfolio, the MFS Emerging Growth Companies Portfolio, the Morgan Stanley Emerging Markets Equity Portfolio, the Warburg Pincus Small Company Value Portfolio, the Merrill Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio.(17)

(i)(9) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/Janus Large Cap Growth Portfolio and FI Mid Cap Portfolio.(17)

(i)(10) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/Marsico Focus Portfolio.(20)

(i)(11) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/MONY Portfolios. (to be filed by amendment)

(i)(12) Opinion and Consent of Kirkpatrick & Lockhart LLP. (to be filed by amendment)

(j)            Consent  of   PricewaterhouseCoopers   LLP,   Independent  Public
               Accountants. (to be filed by amendment)

(k)            None

(l)            Stock Subscription  Agreement between the Trust, on behalf of the
               T. Rowe Price  Equity  Income  Portfolio,  and  Separate  Account
               FP.(3)

(m)            DISTRIBUTION PLANS

(m)(1) Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") for the Trust's Class IB shares adopted March 31, 1997.(4)

(m)(2) Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares of the EQ/MONY Portfolios. (to be filed by amendment).

(n)            Multiple Class Plan

(n)(1)         Plan Pursuant to Rule 18f-3 under the 1940 Act.(4)

(p)            CODES OF ETHICS

(p)(1)         Code of Ethics of the Trust, AXA Advisors and EDI.(15)

(p)(1)(i) Code of Ethics of the Trust, Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 and amended and restated on July 11, 2000.(17)

(p)(2)         Code of Ethics of Alliance dated August 1999.(15)

(p)(2)(i) Code of Ethics of Alliance dated as of February 2000, as amended and restated.(17)

(p)(2)(ii)     Revised Code of Ethics of Alliance dated January 1, 2001.(18)

(p)(2)(iii)    Code of Ethics and Statement of Policy and  Procedures  Regarding
               Personal   Securities   Transactions   of  Alliance  dated  April
               2002.(23)

(p)(2)(iv)     Revised Code of Ethics of Alliance effective June 30, 2003.(26)

(p)(3)         Code of Ethics of Bankers Trust/Deutsche Bank.(15)

(p)(3)(i)      Code of Ethics of Deutsche effective as of May 26, 2000.(17)

(p)(3)(ii) Revised Code of Ethics of Deutsche dated May 2000 revised November 2001.(21)

(p)(4)         Code of Ethics of Brown, Inc. dated February 10, 1994.(15)

(p)(4)(i)      Revised Code of Ethics of Brown.(17)

(p)(5)         Code of Ethics of Calvert.(15)

(p)(5)(i)      Code of Ethics  and  Insider  Trading  Policy and  Procedures  of
               Calvert.(23)

(p)(5)(ii)     Revised Code of Ethics of Calvert effective June 4, 2003.(26)

(p)(6)         Code of Ethics of Capital Guardian.(15)

(p)(6)(i)      Code of Ethics of Capital Guardian effective October 1, 2002.(26)

(p)(7)         Code of Ethics of Evergreen dated December 17, 1999.(15)

(p)(7)(i)      Revised  Code of  Ethics  of  Evergreen  effective  September  1,
               2003.(26)

(p)(8)         Code of Ethics of J.P. Morgan.(15)

(p)(8)(i)      Revised  Code of Ethics of J.P.  Morgan,  effective  October  25,
               2001.(21)

(p)(9)         Code of Ethics of Lazard, as revised September 27, 1999.(15)

(p)(9)(i)      Code of Ethics of Lazard, revised as of April 26, 2000.(17)

(p)(9)(ii)     Code of Ethics of Lazard, as revised.(20)

(p)(9)(iii)    Revised  Code  of  Ethics  of  Lazard,  effective  September  18,
               2001.(21)

(p)(9)(iv)     Revised Code of Ethics of Lazard, revised February 2003.(26)

(p)(10)        Code of Ethics of MFS, dated March 1, 2000.(15)

(p)(10)(i)     Revised Code of Ethics of MFS, effective September 1, 2000.(17)

(p)(11)        Code of Ethics of Merrill Lynch Asset Management Group.(15)

(p)(12)        Code of Ethics of Morgan Stanley Asset Management.(15)

(p)(12)(i) Revised Code of Ethics of Morgan Stanley, effective January 29, 2001.(18)

(p)(12)(ii)    Revised Code of Ethics of MSIM, effective August 16, 2002.(23)

(p)(13)        Code of Ethics of Putnam.(15)

(p)(13)(i)     Revised Code of Ethics of Putnam, revised April 2000.(17)

(p)(13)(ii)    Revised Code of Ethics of Putnam, effective May 2002.(23)

(p)(13)(iii)   Revised  Code  of  Ethics  of  Putnam,  effective  September  30,
               2003.(26)

(p)(14)(i) Code of Ethics of Rowe Price Fleming International, dated March 1999.(15)

(p)(14)(ii) Code of Ethics of T. Rowe Price Associates, Inc., effective March 1, 2000.(15)

(p)(14)(iii)   Revised  Code  of  Ethics  of Rowe  Price-Fleming  International,
               effective March 1, 2000.(17)

(p)(14)(iv) Code of Ethics of T. Rowe Price International, Inc., effective August 8, 2000.(17)

(p)(15) Code of Ethics of Warburg Pincus Asset Management/Credit Suisse Asset Management, dated March 1, 2000.(15)

(p)(16)(i)     Code  of  Ethics  of  Prudential   Investments  Fund  Management,
               LLC.(15)

(p)(16)(ii)    Code of Ethics of Jennison, as amended December 6, 1999.(15)

(p)(16)(iii)   Revised Code of Ethics of Prudential Investments Fund Management,
               dated February 29, 2000.(17)

(p)(16)(iv) Revised Code of Ethics of Prudential Investments Fund Management LLC, effective August 9, 2001.(21)

(p)(16)(v)     Revised Code of Ethcis of Jennison, effective April 25, 2002.(23)

(p)(17)        Code of Ethics of Fidelity dated January 1, 2000.(17)

(p)(17)(i)     Revised Code of Ethics of Fidelity, dated January 1, 2001.(18)

(p)(17)(ii)    Revised Code of Ethics of Fidelity, dated March 14, 2002.(23)

(p)(17)(iii)   Revised Code of Ethics of Fidelity, dated January 1, 2003.(26)

(p)(18) Code of Ethics of American Express Financial Corporation dated March 2000.(17)

(p)(19)        Code of Ethics of Janus Capital  Corporation  as revised March 1,
               2000.(17)

(p)(19)(i) Code of Ethics of Janus Capital Corporation as revised June 1, 2001.(20)

(p)(19)(ii)    Revised code of Ethics of Janus, revised April 1, 2002.(23)

(p)(19)(iii)   Revised Code of Ethics of Janus, dated June 9, 2003.(26)

(p)(20)        Code of Ethics of Provident.(17)

(p)(20)(i)     Revised  Code of  Ethics of  Provident,  effective  February  15,
               2002.(23)

(p)(20)(ii)    Revised Code of Ethics of Provident, effective April 1, 2003.(26)

(p)(21)        Code of Ethics of Marsico Capital Management, LLC.(17)

(p)(21)(i)     Revised  Code  of  Ethics  of  Marsico,  effective  November  15,
               2001.(21)

(p)(21)(ii)    Revised Code of Ethics of Marsico, effective March 31, 2003.(26)

(p)(22)        Code of Ethics of PIMCO effective December 31, 2001.(23)

(p)(23)        Code of Ethics of Dresdner effective May 2001.(26)

(p)(24)        Code of Ethics of Firsthand dated May 12, 2001.(26)

(p)(25)        Code  of  Ethics  of  Wellington   Management  revised  March  1,
               2000.(25)

(p)(26)        Code of Ethics of Boston Advisors, Inc. ("Boston Advisors").(25)

(p)(27)        Code   of   Ethics   of   Caywood-Scholl    Capital    Management
               ("Caywood-Scholl").(25)

(p)(28)        Code  of  Ethics  of  Fred   Alger   Management,   Inc.   ("Alger
               Management").(25)

(p)(29)        Code of Ethics of Gabelli Asset Management Company ("GAMCO").(25)

(p)(30)        Code  of  Ethics  of  Montag  &   Caldwell,   Inc.   ("Montag   &
               Caldwell").(25)

(p)(31)        Code  of  Ethics  of  MONY   Capital   Management,   Inc.   (MONY
               Capital").(25)

(p)(32)        Code of Ethics of Rockefeller & Co., Inc. ("Rockefeller").(25)

(p)(33)        Code of Ethics of SsgA Funds Management, Inc. ("SsgA").(25)

(p)(34)        Code of Ethics of TCW Investment Management Company ("TCW").(25)

(p)(35)        Code of Ethics of UBS Global  Asset  Management  (Americas)  Inc.
               ("UBS GAM").(25)

(p)(36)        Code of Ethics of William D. Witter, Inc. ("Witter").(25)

OTHER EXHIBITS:

               Powers of Attorney.(3)

               Power of Attorney for Steven M. Joenk.(12)

               Power of Attorney for Theodossios (Ted) Athanassiades.(15)

               Power of Attorney for David W. Fox and Gary S. Schpero.(16)

               Revised Powers of Attorney.(20)

               Amended Powers of Attorney, dated December 6, 2002.(23)

------------------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5. Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6. Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).

7.    Incorporated  herein by reference  to  Post-Effective  Amendment  No. 4 to
      Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

8.    Incorporated  herein by reference  to  Post-Effective  Amendment  No. 5 to
      Registrant's Registration Statement on Form N-1A filed on March 5, 1998 (File No. 333-17217).

9. Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on October 15, 1998 (File No. 333-17217).

10.   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 8 to
      Registrant's Registration Statement on Form N-1A filed on February 16, 1999 (File No. 333-17217).

11. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).

12. Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

13. Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-17217).

14. Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).

15.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  16  to
      Registrant's Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).

16.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  17  to
      Registrant's Registration Statement on Form N-1A filed on May 30, 2000 (File No. 333-17217).

17.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  18  to
      Registrant's Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).

18.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  19  to
      Registrant's Registration Statement on Form N-1A filed on March 22, 2001 (File No. 333-17217).

19.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  20  to
      Registrant's Registration Statement on Form N-1A filed on April 3, 2001 (File No. 333-17217)

20.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  22  to
      Registrant's Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217)

21.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  23  to
      Registrant's Registration Statement on Form N-1A filed on February 4, 2002. (File No. 333-17217)

22.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  24  to
      Registrant's Registration Statement on Form N-1A filed on April 3, 2002. (File No. 333-17217)

23.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  25  to
      Registrant's Registration Statement on Form N-1A filed on February 7, 2003. (File No. 333-17217)

24.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  26  to
      Registrant's Registration Statement on Form N-1A filed on March 31, 2003. (File No. 333-17217)

25.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  27  to
      Registrant's Registration Statement on Form N-1A filed on January 15, 2004. (File No. 333-17217)

26.   Incorporated   by  reference  to   Post-Effective   Amendment  No.  28  to
      Registration's Registration Statement on Form N-1A filed February 10, 2004. (File No. 333-17217)


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST

Equitable controls the Trust by virtue of its ownership of more than 99% of the Trust's shares as of December 31, 2003. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.

On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). AXA Financial continues to own 100% of Equitable's common stock.

AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

ITEM 25. INDEMNIFICATION

Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws.

Article  VII,  Section  2 of the  Trust's  Declaration  of  Trust  of the  Trust
("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws."
Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

Amended and Restated Investment Management Agreement states:

LIMITATIONS ON LIABILITY. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 4(a) and 4(b) of certain of the Registrant's Investment Advisory Agreement state:

4. LIABILITY AND INDEMNIFICATION

(a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser with respect to the services provided to the Jennison Allocated Portion of the Portfolio hereunder, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for its own actions, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act")) (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act, or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser, which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee (as defined below) for use therein; provided, that the applicable Adviser Indemnitee has had an opportunity to review such information as included in such Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio.

(b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Adviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee for use therein.

Section 4 of certain of the Registrant's Investment Advisory Agreements states:

Neither the Adviser nor any of its directors, officers, or employees shall be liable to the Manager for any loss suffered by the Manager resulting from its acts or omissions as Adviser to the Portfolio, except for losses to the Manager or the Trust resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser or any of its directors, officers or employees. The Adviser, its directors, officers or employees shall not be liable to the Manager or the Trust for any loss suffered as a consequence of any action or inaction of other service providers to the Trust in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Trust is not a result of the willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser under this Agreement. Notwithstanding the foregoing, nothing herein shall be deemed to waive any rights against the Adviser under federal or state securities laws.

Section 14 of each of the Registrant's Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of AXA Advisors in its capacity as a principal underwriter of the Trust's Class IA shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant's Mutual Funds Service Agreement states:

(a) Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on Equitable's part (or on the part of any third party to whom Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party) or, subject to Section 10 below, Equitable's (or such third party's) refusal or failure to comply with the terms of this Agreement (in the case of Equitable) or an agreement with Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party). In no event shall Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that Equitable may be held liable pursuant to Section 6(a) above, Equitable shall not be responsible for, and the Trust shall indemnify and hold Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

      (i) any and all actions of Equitable or its officers or agents required to be taken pursuant to this Agreement;

      (ii) the reliance on or use by Equitable or its officers or agents of information, records, or documents which are received by Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

      (iii) the Trust's refusal or failure to comply with the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

      (iv) the breach of any representation or warranty of the Trust hereunder;

      (v) the reliance on or the carrying out by Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

      (vi) any delays, inaccuracies, errors in or omissions from information or data provided to Equitable by data services, including data services providing information in connection with any third party computer system licensed to Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

      (vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or
(2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

      (viii) any failure of the Trust's registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

      (ix) except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

      (x) all actions, inactions, omissions, or errors caused by third parties to whom Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Equitable pursuant to this Agreement.

Section 12(a)(iv) of the Registrant's Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees") harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE MANAGER AND ADVISERS

Equitable is a registered investment adviser and serves as manager for all funds of the Registrant. The descriptions of Equitable and each of the advisers under the caption "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

The information as to the directors and officers of Equitable is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) and is incorporated herein by reference.

Equitable, with the approval of the Registrant's board of trustees, selects advisers for each portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as advisers for the portfolios.

The information as to the directors and officers of Putnam Investment Management LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07974) and is incorporated herein by reference.

The information as to the directors and officers of MFS Investment Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) and is incorporated herein by reference.

The information as to the directors and officers of Morgan Stanley Asset Management is set forth in Morgan Stanley Dean Witter Investment Management Inc.'s Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) and is incorporated herein by reference.

The information as to the directors and officers of Fund Asset Management, L.P. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-12485) and is incorporated herein by reference.

The information as to the directors and officers of Lazard Asset Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6568) and is incorporated herein by reference.

The information as to the directors and officers of J. P. Morgan Investment Management Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) and is incorporated herein by reference.

The information as to the directors and officers of Evergreen Investment Management Co. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8327) and is incorporated herein by reference.

The information as to the directors and officers of Alliance is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) and is incorporated herein by reference.

The information as to the directors and officers of Capital Guardian Trust Company is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60145) and is incorporated herein by reference.

The information as to the directors and officers of Calvert Asset Management Company, Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17044) and is incorporated herein by reference.

The information as to the directors and officers of Brown Capital Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-19287) and is incorporated herein by reference.

The information as to the directors and officers of Fidelity Management & Research Company is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7884) and is incorporated herein by reference.

The information as to the directors and officers of Janus Capital Corporation is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) and is incorporated herein by reference.

The information as to the directors and officers of Marsico Capital Management, LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) and is incorporated herein by reference.

The information as to the directors and officers of Boston Advisors is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18130) and is incorporated herein by reference.

The information as to the directors and officers of Caywood-Scholl is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57906) and is incorporated herein by reference.

The information as to the directors and officers of Alger Management, is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6709) and is incorporated herein by reference.

The information as to the directors and officers of GAMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.

The information as to the directors and officers of Montag & Caldwell is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15398) and is incorporated herein by reference.

The information as to the directors and officers of MONY Capital is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61066) and is incorporated herein by reference.

The information as to the directors and officers of Rockefeller is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15106) and is incorporated herein by reference.

The information as to the directors and officers of SSgA is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103) and is incorporated herein by reference.

The information as to the directors and officers of TCW is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) and is incorporated herein by reference.

The information as to the directors and officers of UBS GAM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-34910) and is incorporated herein by reference.

The information as to the directors and officers of Wellington Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) and is incorporated herein by reference.

The information as to the directors and officers of Witter is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-12695) and is incorporated herein by reference.

The information as to the directors and officers of Firsthand is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-45534) and is incorporated herein by reference.

The information as to the directors and officers of Dresdner is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) and is incorporated herein by reference.

ITEM 27.    PRINCIPAL UNDERWRITERS.

(a) AXA Advisors and AXA Distributors are the principal underwriters of the Trust's Class IA shares and Class IB shares. AXA Advisors also serves as a principal underwriter for the following entities: AXA Premier Funds Trust; AXA Premier VIP Trust; Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. AXA Distributors also serves as a principal underwriter for AXA Premier Funds Trust, AXA Premier VIP Trust and Separate Account No. 49 of Equitable.

(b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters of the Trust's Class IA and Class IB shares. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

================================================================================
                                AXA ADVISORS LLC
================================================================================
NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH   POSITIONS AND
BUSINESS ADDRESS                AXA ADVISORS LLC             OFFICES WITH THE
                                                             TRUST
--------------------------------------------------------------------------------
DIRECTORS
    Harvey E. Blitz             Director
    Jerald E. Hampton           Director
    Robert S. Jones             Director
    Richard V. Silver           Director
    Thomas Wirtshafter          Director
    Mark R. Wutt                Director
--------------------------------------------------------------------------------
OFFICERS
    Jerald E. Hampton           Chairman of the Board,
                                Co President and Co Chief
                                Executive Officer

    Robert S. Jones             Co President and Co Chief
                                  Executive Officer
    Thomas Wirtshafter          Chief Operating Officer
    Ned Dane                    Executive Vice President
    Edward J. Hayes             Executive Vice President
    Peter D. Noris              Executive Vice President
    James P. Bodovitz           Senior Vice President and    Chairman of the
                                  General Counsel              Board
    Kevin Bryne                 Senior Vice President and
                                  Treasurer
    Stephen T. Burnthall        Senior Vice President
    Janell Chan                 Senior Vice President
    Jill Cooley                 Senior Vice President
                                  and Chief Operations
                                  Officer
                                Senior Vice President
    Paul Gallagher              Senior Vice President
    James Goodwin               Senior Vice President
    Jeffrey Green               Senior Vice President
    Eric Mosholt                Senior Vice President
    David Cerza                 First Vice President
    Donna M. Dazzo              First Vice President
    Amy Franceschini            First Vice President
    Darren Gitlitz              First Vice President
    Peter Mastrantuono          First Vice President
    David Mahler                Vice President and
                                  Compliance Officer
    Mark D. Godofsky            Vice President and
                                  Controller
    Linda Galasso               Vice President and Secretary
    Beth Andreozzi              Vice President
    Raymond T. Barry            Vice President
    Michael Brzozowski          Vice President
    Claire A. Comerford         Vice President
    Gary Gordon                 Vice President
    Michael V. Higgins          Vice President
    Gisela Jackson              Vice President
    Frank Massa                 Vice President
    Jose Montenegro             Vice President
    Roger Pacheo                Vice President
    Edna Russo                  Vice President
    Michael Ryniker             Vice President
    James Woodley               Vice President
    Frank Acierno               Assistant Vice President
    Harvey Blitz                Assistant Vice President
    Francesca Divone            Assistant Secretary
================================================================================

================================================================================
                              AXA DISTRIBUTORS, LLC
================================================================================
                                                             POSITIONS AND
NAME AND PRINCIPAL BUSINESS     POSITIONS AND OFFICES WITH   OFFICES WITH THE
ADDRESS                         EQUITABLE DISTRIBUTORS, INC. TRUST
--------------------------------------------------------------------------------
DIRECTORS
    Jerald Hampton              Director
    Deanna Mulligan             Director
    Laura Pantaleo              Director
--------------------------------------------------------------------------------
OFFICERS
    Jerald Hampton              Chairman of the Board,
                                  President and Chief
                                  Executive Officer
    Hunter Allen                Senior Vice President and
                                  National Sales Director
    Michael Brandreit           Senior Vice President
    Megan Condron               Senior Vice President and
                                  Key Account Manager
    Nelida Garcia               Senior Vice President
    Harry Johnson               Senior Vice President
    Michael McDaniel            Senior Vice President and
                                  Broker Dealer National
                                  Sales Desk  Manager
    Robert Mullett              Senior Vice President
    Daniel Roebuck              Senior Vice President
    Brian Tutor                 Senior Vice President
    Norman J. Abrams            Vice President and General
                                  Counsel
    Kurt Auleta                 Vice President and Annuity
                                  Sales Desk Manager
    Raymond T. Barry            Vice President
    Jeffrey Coomes              Vice President
    Daniel Faller               Vice President
    Carol Fracasso              Vice President and Life
                                  Sales Desk Manager
    Linda Galasso               Vice President and Secretary
    David Halstead              Vice President
    Page Long                   Vice President
    Dimas Nunez                 Vice President
    Patrick O'Shea              Vice President and Chief
                                  Financial Officer
    Anthea Perkinson            Vice President and Key
                                  Account Manager
    Ronald R. Quist             Vice President and Treasurer
    Alice Stout                 Vice President
    Mary Toumpas                Vice President
    Steve Carapella             Assistant Vice President
    Nahula Ethirveerasingam     Assistant Vice President
================================================================================

================================================================================
                              AXA DISTRIBUTORS, LLC
================================================================================
                                                             POSITIONS AND
NAME AND PRINCIPAL BUSINESS     POSITIONS AND OFFICES WITH   OFFICES WITH THE
ADDRESS                         EQUITABLE DISTRIBUTORS, INC. TRUST
--------------------------------------------------------------------------------
    Sandra Ferantello           Assistant Vice President
    Michale Gass                Assistant Vice President
    Kelly Ridell                Assistant Vice President
    Francesca Divone            Assistant Secretary
================================================================================

      (c)   Inapplicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)   With respect to Rules  31a-1(a);  31a-1(b)(1);  (2)(a) and (b);  (3); (6);
      (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

      JPMorgan Chase Bank
      4 Chase MetroTech Center
      Brooklyn, New York 11245

(b)   With respect to Rules  31a-1(a);  31a-1(b)(1),  (4);  (2)(C) and (D); (4);
      (5); (6);  (8);  (9);  (10);  (11) and  31a-1(f),  the required  books and records are currently maintained at the offices of the Registrant's Manager or Sub-Administrator:

      J. P. Morgan Investors Services Co.   The Equitable Life Assurance Society
      73 Tremont Street                     of the United States
      Boston, MA 02108                      1290 Avenue of the Americas
                                            New York, New York  10104

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:


The Equitable Life Assurance Society     Putnam Investment Management, Inc.
   of the United States                  One Post Office Square
1290 Avenue of the Americas              Boston, MA  02109
New York, NY 10104

MFS Investment Management                Morgan Stanley Asset Management Inc.
500 Boylston Street                      1221 Avenue of the Americas
Boston, MA  02116                        New York, NY  10020

Fund Asset Management, L.P.              Lazard Asset Management
800 Scudders Mill Road                   30 Rockefeller Plaza
Plainsboro, NJ  08543-9011               New York, NY  10112

J.P. Morgan Investment Management Inc.   Evergreen Investment Management
522 Fifth Avenue                           Company, LLC
New York, NY  10036                      200 Berkely Street - Suite 9000
                                         Boston, MA  02116

Alliance Capital Management, L.P.        Capital Guardian Trust Company
1345 Avenue of the Americas              11100 Santa Monica Boulevard
New York, NY  10105                      17th Floor
                                         Los Angeles, CA  90025

Calvert Asset Management Company, Inc.   Brown Capital Management, Inc.
4550 Montgomery Avenue                   1201 North Calvert Street
Suite 1000N                              Baltimore, MD  21202
Bethesda, MD  20814

                                         Janus Capital Corporation
                                         100 Fillmore Street
                                         Denver, CO  80206-4928

Fidelity Management & Research Company   Marsico Capital Management, LLC
82 Devonshire Street                     1200 17th Street
Boston, MA 02109                         Denver, CO  80202

RCM Capital Management LLC               Firsthand Capital Management, Inc.
Four Embarcadero Center                  125 South Market
San Francisco, CA  94111-4189            Suite 1200
                                         San Jose, CA  95113

Boston Advisors, Inc.                    Caywood-Scholl Capital Management
One Federal Street 26th Floor            4350 Executive Drive
Boston, MA  02110                        Suite 125
                                         San Diego, CA 92121

Fred Alger Management, Inc.              Gabelli Asset Management Company
111 Fifth Avenue                         One corporate Center
2nd Floor                                Rye, NY  10580
New York, NY  10003

Montag & Caldwell, Inc.                  MONY Capital Management, Inc.
3455 Peachtree Road, N.W.                1740 Broadway
Suite 1200                               New York, NY  10019
Atlanta, GA  30326-3249

Rockefeller & Co., Inc.                  SsgA Funds Asset Management, Inc.
30 Rockefeller Plaza                     Two International Place
54th Floor                               Boston, MA  02110
New York, NY  10122

TCW Investment Management Company        UBS  Global  Asset  Management
865 South Figueroa Street                   (Americas) Inc.
Suite 1800                               One North Wacker Drive
Los Angeles, CA  90017                   Chicago, IL  60606

William D. Witter, Inc.                  Wellington Management Company, LLP
One Citicorp Center                      75 State Street
153 East 53rd Street                     Boston, MA  02109
New York, NY  10022

ITEM 29. MANAGEMENT SERVICES:

None.

ITEM 30. UNDERTAKINGS

Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 29th day of March 2004.

                                            EQ ADVISORS TRUST

                                            By:    /s/ Steven M. Joenk
                                                ------------------------------
                                            Name:  Steven M. Joenk
                                            Title: President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                            Date
---------                               -----                            ----
/s/ Steven M. Joenk                     President and Chief              March 29, 2004
----------------------------------       Executive Officer
Steven M. Joenk

/s/ Peter D. Noris*                           Trustee                    March 29, 2004
----------------------------------
Peter D. Noris

/s/ Jettie M. Edwards*                        Trustee                    March 29, 2004
----------------------------------
Jettie M. Edwards

/s/ William M. Kearns*                        Trustee                    March 29, 2004
----------------------------------
William M. Kearns, Jr.

/s/ Christopher P.A. Komisarjevsky*           Trustee                    March 29, 2004
----------------------------------
Christopher P.A. Komisarjevsky

/s/ Theodossios Athanassiades*                Trustee                    March 29, 2004
----------------------------------
Theodossios (Ted) Athanassiades

/s/ David W. Fox*                             Trustee                    March 29, 2004
----------------------------------
David W. Fox

/s/ Gary S. Schpero*                          Trustee                    March 29, 2004
----------------------------------
Gary S. Schpero

/s/ Harvey Rosenthal*                         Trustee                    March 29, 2004
----------------------------------
Harvey Rosenthal

/s/ Kenneth T. Kozlowski*               Treasurer and Chief              March 29, 2004
----------------------------------       Financial Officer
Kenneth T. Kozlowski

*  By:  /s/ Steven M. Joenk
      ----------------------------
        Steven M. Joenk
        (Attorney-in-Fact)